Cover	May 23, 2019
Cover page.
Document Type	8-K/A
Document Period End Date	May 23, 2019
Entity Registrant Name	Cornerstone Building Brands, Inc.
Entity Central Index Key	0000883902
Amendment Flag	true
Amendment Description	On May 28, 2019, Cornerstone Building Brands, Inc. (the “Company”) filed a Current Report on Form 8-K (the “Original Report”) with the Securities and Exchange Commission to report, among other things, the voting results of the Annual Meeting of Stockholders held on May 23, 2019, including, among other matters, a stockholder advisory vote on the frequency of the stockholders’ advisory vote on compensation of the Company’s named executive officers (“Say-On-Pay vote”). The sole purpose of this Current Report on Form 8-K/A is to disclose the Company’s decision regarding how frequently it will hold an advisory Say-On-Pay vote. No other changes have been made to the Original Report.
Entity Incorporation, State or Country Code	DE
Entity File Number	1-14315
Entity Tax Identification Number	76-0127701
Entity Address, Address Line One	5020 Weston Parkway
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	Cary
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	27513
City Area Code	888
Local Phone Number	975-9436
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock $.01 par value per share
Trading Symbol	CNR
Security Exchange Name	NYSE
Entity Emerging Growth Company	false